Segment information - Summary of Geographical Information on Net Sales and Non-Current Assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of geographical areas [line items]
Net sales	€ 36,041	€ 36,126	€ 34,463
Property, plant and equipment	9,365	9,717	9,651
Goodwill	44,364	44,519	44,235
Other intangible assets	18,421	16,572	21,889
Reportable geographical zones
Disclosure of geographical areas [line items]
Net sales	36,041	36,126	34,463
Property, plant and equipment	9,365	9,717	9,651
Goodwill	44,364	44,519	44,235
Other intangible assets	18,421	16,572	21,889
Europe
Disclosure of geographical areas [line items]
Net sales	9,151	9,082	9,434
Property, plant and equipment	5,895	5,827	5,871
Goodwill	0	0	0
Other intangible assets	6,278	6,941	8,058
France
Disclosure of geographical areas [line items]
Net sales	2,223	2,261	2,319
Property, plant and equipment	3,189	3,141	3,163
Goodwill	0	0	0
Other intangible assets	0	0	0
North America
Disclosure of geographical areas [line items]
Net sales	14,060	13,370	12,193
Property, plant and equipment	2,542	2,862	2,719
Goodwill	0	0	0
Other intangible assets	10,675	7,825	11,190
United States
Disclosure of geographical areas [line items]
Net sales	13,465	12,756	11,540
Property, plant and equipment	1,899	2,264	2,238
Goodwill	0	0	0
Other intangible assets	0	0	0
Other countries
Disclosure of geographical areas [line items]
Net sales	12,830	13,674	12,836
Property, plant and equipment	928	1,028	1,061
Goodwill	0	0	0
Other intangible assets	€ 1,468	€ 1,806	€ 2,641